Share capital (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Share Capital

	(Unaudited) At 30 June 2022
	Number of shares authorized	Number of shares outstanding

Class A Ordinary Shares	500,000,000	118,883,072
Preferred Shares	55,000,000	—

	555,000,000	118,883,072

The below table summarized the number of shares and share capital outstanding during the period:

	(Unaudited) At 30 June 2022
	Number of shares	Share capital

Issuance of shares to Swvl Inc. shareholders	84,455,247	8,446
Issuance of shares to SPAC shareholders	13,949,000	1,395
Conversion of convertible notes	16,125,455	1,612
Issuance of shares to PIPE investors	3,966,400	397
Other shares issued during the period	386,970	39

	118,883,072	11,889

Summary of Share Premium
The below table represents the components of share premium balance:

(Unaudited) At 30 June 2022 Share Premium
Issuance of shares to Swvl Inc. shareholders	88,873,188
Issuance of shares to SPAC shareholders	32,332,406
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 20)	139,609,424
Other shares issued during the period	2,670,139

449,101,265

Less:
Costs attributable to the issuance of shares in connection with the business combination	(59,332,184)
Cost of earnout shares	(75,550,455)

314,218,626